Report of the directors financial review risk report - Retail analysis (Details) - Retail - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (3,900)	$ (4,500)
UK | Gross carrying/ nominal amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	151,435	146,478
UK | Gross carrying/ nominal amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	7,563	7,869
UK | Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	8,460	9,164
UK | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(205)	(197)
UK | Allowance for ECL | Mortgages | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(199)	(182)
UK | Allowance for ECL | Mortgages | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(193)	(172)
UK | Allowance for ECL | Mortgages | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(210)	(205)
UK | Allowance for ECL | Mortgages | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(221)	(221)
UK | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(678)	(857)
UK | Allowance for ECL | Credit cards | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(625)	(774)
UK | Allowance for ECL | Credit cards | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(533)	(589)
UK | Allowance for ECL | Credit cards | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(767)	(904)
UK | Allowance for ECL | Credit cards | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(945)	(1,084)
UK | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(713)	(897)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(631)	(795)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(534)	(471)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(779)	(1,022)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(934)	(1,165)
Mexico | Gross carrying/ nominal amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	4,427	3,896
Mexico | Gross carrying/ nominal amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	1,044	1,113
Mexico | Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,626	2,549
Mexico | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(112)	(111)
Mexico | Allowance for ECL | Mortgages | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(104)	(101)
Mexico | Allowance for ECL | Mortgages | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(93)	(79)
Mexico | Allowance for ECL | Mortgages | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(125)	(136)
Mexico | Allowance for ECL | Mortgages | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(142)	(167)
Mexico | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(180)	(260)
Mexico | Allowance for ECL | Credit cards | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(175)	(255)
Mexico | Allowance for ECL | Credit cards | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(163)	(243)
Mexico | Allowance for ECL | Credit cards | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(198)	(269)
Mexico | Allowance for ECL | Credit cards | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(214)	(290)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(395)	(436)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(380)	(428)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(357)	(411)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(412)	(451)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(437)	(491)
Hong Kong | Gross carrying/ nominal amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	93,283	89,943
Hong Kong | Gross carrying/ nominal amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	7,414	7,422
Hong Kong | Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	5,787	6,020
Hong Kong | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Mortgages | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Mortgages | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Mortgages | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Mortgages | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(244)	(266)
Hong Kong | Allowance for ECL | Credit cards | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(231)	(259)
Hong Kong | Allowance for ECL | Credit cards | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(213)	(247)
Hong Kong | Allowance for ECL | Credit cards | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(269)	(277)
Hong Kong | Allowance for ECL | Credit cards | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(384)	(405)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(102)	(112)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(96)	(105)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(89)	(102)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(119)	(115)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(141)	(130)
UAE | Gross carrying/ nominal amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	1,902	1,889
UAE | Gross carrying/ nominal amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	395	426
UAE | Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	613	683
UAE | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(55)	(66)
UAE | Allowance for ECL | Mortgages | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(52)	(63)
UAE | Allowance for ECL | Mortgages | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(44)	(53)
UAE | Allowance for ECL | Mortgages | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(60)	(73)
UAE | Allowance for ECL | Mortgages | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(64)	(78)
UAE | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(73)	(92)
UAE | Allowance for ECL | Credit cards | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(66)	(81)
UAE | Allowance for ECL | Credit cards | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(61)	(62)
UAE | Allowance for ECL | Credit cards | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(80)	(107)
UAE | Allowance for ECL | Credit cards | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(95)	(126)
UAE | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(28)	(38)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(28)	(37)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(26)	(33)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(29)	(41)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(31)	(46)
France | Gross carrying/ nominal amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	23,583	24,565
France | Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,668	1,725
France | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(61)	(68)
France | Allowance for ECL | Mortgages | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(60)	(68)
France | Allowance for ECL | Mortgages | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(60)	(68)
France | Allowance for ECL | Mortgages | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(61)	(69)
France | Allowance for ECL | Mortgages | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(62)	(70)
France | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(75)	(88)
France | Allowance for ECL | Other financial assets measured at amortised cost | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(75)	(87)
France | Allowance for ECL | Other financial assets measured at amortised cost | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(74)	(85)
France | Allowance for ECL | Other financial assets measured at amortised cost | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(76)	(88)
France | Allowance for ECL | Other financial assets measured at amortised cost | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(77)	(91)
US | Gross carrying/ nominal amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	15,283	15,399
US | Gross carrying/ nominal amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	938	570
US | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(41)	(41)
US | Allowance for ECL | Mortgages | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(41)	(39)
US | Allowance for ECL | Mortgages | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(40)	(38)
US | Allowance for ECL | Mortgages | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(42)	(41)
US | Allowance for ECL | Mortgages | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(48)	(53)
US | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(162)	(86)
US | Allowance for ECL | Credit cards | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(161)	(84)
US | Allowance for ECL | Credit cards | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(160)	(81)
US | Allowance for ECL | Credit cards | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(164)	(88)
US | Allowance for ECL | Credit cards | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(178)	(119)
Canada | Gross carrying/ nominal amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	24,681	22,454
Canada | Gross carrying/ nominal amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	232	260
Canada | Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,699	1,775
Canada | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(31)	(31)
Canada | Allowance for ECL | Mortgages | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(30)	(30)
Canada | Allowance for ECL | Mortgages | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(27)	(29)
Canada | Allowance for ECL | Mortgages | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(32)	(31)
Canada | Allowance for ECL | Mortgages | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(38)	(36)
Canada | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Canada | Allowance for ECL | Credit cards | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Canada | Allowance for ECL | Credit cards | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(8)
Canada | Allowance for ECL | Credit cards | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Canada | Allowance for ECL | Credit cards | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Canada | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(21)	(22)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(21)	(21)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(20)	(20)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(23)	(24)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (25)	$ (28)